Invested Assets and Investment Income (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of Carrying Values and Fair Values of Invested Assets	Carrying Values and Fair Values of Invested Assets

As at December 31, 2025	FVTPL(1)	FVOCI(2)	Other(3)	Total carrying value	Total fair value(4)
Cash and short-term securities(5)	$-	$20,827	$5,876	$26,703	$26,703
Debt securities(6)
Canadian government and agency	966	17,708	-	18,674	18,674
U.S. government and agency	39	26,595	632	27,266	26,999
Other government and agency	63	37,419	-	37,482	37,482
Corporate	2,742	125,184	504	128,430	128,248
Mortgage / asset-backed securities	270	1,992	-	2,262	2,262
Public equities (FVTPL mandatory)	40,971	-	-	40,971	40,971
Mortgages	1,351	28,589	27,179	57,119	57,600
Private placements	953	50,829	-	51,782	51,782
Loans to Bank clients	-	-	2,735	2,735	2,699
Real estate
Own use property(7),(8)	-	-	2,631	2,631	2,762
Investment property	-	-	10,051	10,051	10,051
Other invested assets
Alternative long-duration assets(9)	35,101	383	13,545	49,029	50,132
Various other(10)	145	-	4,648	4,793	4,793
Total invested assets	$82,601	$309,526	$67,801	$459,928	$461,158
(1)FVTPL classification was elected for debt instruments backing certain insurance contract liabilities to substantially reduce any accounting mismatch arising from changes in the fair value of these assets, or changes in the carrying value of the related insurance contract liabilities.
(2)FVOCI classification for debt instruments backing certain insurance contract liabilities inherently reduces any accounting mismatch arising from changes in the fair value of these assets, or changes in the carrying value of the related insurance contract liabilities.
(3)Other includes mortgages and loans to Bank clients held at amortized cost, own use properties held at fair value or cost, investment properties held at fair value, and equity method accounted investments (including leveraged leases). Also includes debt securities, which qualify as having SPPI, are held to collect contractual cash flows and are carried at amortized cost.
(4)Invested assets above include debt securities, mortgages, private placements and approximately $383 (2024 – $389) of other invested assets, which primarily qualify as having SPPI qualifying cash flows. Invested assets which do not have SPPI qualifying cash flows as at December 31, 2025 include debt securities, private placements and other invested assets with fair values of $nil, $98 and $552, respectively (2024 – $nil, $132 and $547, respectively). The change in the fair value of these non-SPPI invested assets for the year ended December 31, 2025 was a decrease of $29 (2024 – an increase of $25). The methodologies used in determining fair values of invested assets are described in note 1 (c) and note 3 (g).
(5)Includes short-term securities with maturities of less than one year at acquisition amounting to $11,791 (2024 – $10,121), cash equivalents with maturities of less than 90 days at acquisition amounting to $9,135 (2024 – $9,813) and cash of $5,777 (2024 – $5,855).
(6)Debt securities include securities which were acquired with remaining maturities of less than one year and less than 90 days of $1,842 and $236, respectively
(2024 – $1,266 and $145, respectively).
(7)Includes accumulated depreciation of $66 (2024 – $65).
(8)Own use property of $2,466 as at December 31, 2025 (December 31, 2024 – $2,500), are underlying items for insurance contracts with direct participating features and are measured at fair value as if they were investment properties, as permitted by IAS 16. Own use property of $165 (December 31, 2024 – $174) is carried at cost less accumulated depreciation and any accumulated impairment losses.
(9)ALDA include investments in private equity of $18,466, infrastructure of $18,629, timber and agriculture of $6,012, energy of $1,658 and various other ALDA of
$4,264 (2024 – $18,343, $17,804, $5,917, $1,916 and $3,883, respectively).
(10)Includes $4,266 (2024 – $4,300) of leveraged leases. Refer to note 1 (e).

As at December 31, 2024	FVTPL(1)	FVOCI(2)	Other(3)	Total carrying value	Total fair value(4)
Cash and short-term securities(5)	$25	$19,909	$5,855	$25,789	$25,789
Debt securities(6)
Canadian government and agency	1,056	18,671	-	19,727	19,727
U.S. government and agency	58	27,628	968	28,654	28,366
Other government and agency	68	35,402	-	35,470	35,470
Corporate	2,761	121,674	527	124,962	124,762
Mortgage / asset-backed securities	17	1,791	-	1,808	1,808
Public equities (FVTPL mandatory)	33,725	-	-	33,725	33,725
Mortgages	1,239	28,792	24,416	54,447	54,812
Private placements	866	48,802	-	49,668	49,668
Loans to Bank clients	-	-	2,310	2,310	2,285
Real estate
Own use property(7),(8)	-	-	2,674	2,674	2,798
Investment property	-	-	10,589	10,589	10,589
Other invested assets
Alternative long-duration assets(9)	34,334	389	13,140	47,863	48,875
Various other(10)	140	-	4,671	4,811	4,811
Total invested assets	$74,289	$303,058	$65,150	$442,497	$443,485
Note: For footnotes (1) to (10), refer to the “Carrying Values and Fair Values of Invested Assets” table for the year ended December 31, 2025 above.

Summary of Investment Income	Investment Income

For the year ended December 31, 2025	FVTPL	FVOCI	Other(1)	Total
Cash and short-term securities
Interest income	$-	$896	$-	$896
Gains (losses)(2)	-	(25)	-	(25)
Debt securities
Interest income	165	8,160	28	8,353
Gains (losses)(2)	(12)	230	-	218
Impairment (loss) / recovery, net	-	(4)	-	(4)
Public equities
Dividend income	853	-	-	853
Gains (losses)(2)	5,425	-	-	5,425
Mortgages
Interest income	54	1,222	1,102	2,378
Gains (losses)(2)	24	30	7	61
Impairment (loss) / recovery, net	-	(1)	(1)	(2)
Private placements
Interest income	40	2,575	-	2,615
Gains (losses)(2)	12	151	-	163
Impairment (loss) / recovery, net	-	(87)	-	(87)
Loans to Bank clients
Interest income	-	-	141	141
Impairment (loss) / recovery, net	-	-	(2)	(2)
Real estate
Rental income, net of depreciation(3)	-	-	471	471
Gains (losses)(2)	-	-	(38)	(38)
Impairment (loss) / recovery, net	-	-	-	-
Derivatives
Interest income, net	(201)	-	-	(201)
Gains (losses)(2)	258	-	-	258
Other invested assets
Interest income	21	7	-	28
Timber, agriculture and other income	2,538	-	1,008	3,546
Gains (losses)(2)	345	-	(92)	253
Impairment (loss) / recovery, net	-	1	(12)	(11)
Total investment income (loss)	$9,522	$13,155	$2,612	$25,289
Investment income
Interest income	$79	$12,860	$1,271	$14,210
Dividends, rental income and other income	3,391	-	1,479	4,870
Impairment (loss) / recovery, net	-	(91)	(15)	(106)
Other	62	(16)	(6)	40
	3,532	12,753	2,729	19,014
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities
Debt securities	(12)	238	-	226
Public equities	5,231	-	-	5,231
Mortgages	24	30	7	61
Private placements	12	149	-	161
Real estate	-	-	(29)	(29)
Other invested assets	365	(15)	(95)	255
Derivatives	370	-	-	370
	5,990	402	(117)	6,275
Total investment income (loss)	$9,522	$13,155	$2,612	$25,289
Investment expenses				(1,342)
Net investment income (loss)				$23,947
(1)Includes investment income on debt securities, mortgages and loans carried at amortized cost, own use real estate properties, investment real estate properties, equity method accounted investments, energy investments and leveraged leases.
(2)Includes net realized and unrealized gains (losses) for financial instruments at FVTPL, investment real estate properties, and other invested assets measured at fair value. Also includes net realized gains (losses) for financial instruments at FVOCI and other invested assets carried at amortized cost.
(3)Rental income from investment real estate properties is net of direct operating expenses.

For the year ended December 31, 2024	FVTPL	FVOCI	Other(1)	Total
Cash and short-term securities
Interest income	$1	$978	$-	$979
Gains (losses)(2)	-	72	-	72
Debt securities
Interest income	156	7,914	29	8,099
Gains (losses)(2)	(44)	(1,621)	-	(1,665)
Impairment (loss) / recovery, net	-	92	-	92
Public equities
Dividend income	814	-	-	814
Gains (losses)(2)	4,324	-	-	4,324
Mortgages
Interest income	47	1,203	1,154	2,404
Gains (losses)(2)	32	(165)	5	(128)
Impairment (loss) / recovery, net	-	104	1	105
Private placements
Interest income	36	2,473	-	2,509
Gains (losses)(2)	25	284	-	309
Impairment (loss) / recovery, net	-	(47)	-	(47)
Loans to Bank clients
Interest income	-	-	176	176
Impairment (loss) / recovery, net	-	-	(3)	(3)
Real estate
Rental income, net of depreciation(3)	-	-	460	460
Gains (losses)(2)	-	-	(596)	(596)
Impairment (loss) / recovery, net	-	-	-	-
Derivatives
Interest income, net	(438)	-	-	(438)
Gains (losses)(2)	(675)	-	-	(675)
Other invested assets
Interest income	20	12	-	32
Timber, agriculture and other income	1,675	-	770	2,445
Gains (losses)(2)	1,098	8	123	1,229
Impairment (loss) / recovery, net	-	(8)	(30)	(38)
Total investment income (loss)	$7,071	$11,299	$2,089	$20,459
Investment income
Interest income	$(178)	$12,580	$1,359	$13,761
Dividends, rental income and other income	2,489	-	1,230	3,719
Impairment (loss) / recovery, net	-	141	(32)	109
Other	354	309	(3)	660
	2,665	13,030	2,554	18,249
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities
Debt securities	(45)	(1,812)	-	(1,857)
Public equities	4,178	-	-	4,178
Mortgages	32	(188)	5	(151)
Private placements	25	210	-	235
Real estate	-	-	(592)	(592)
Other invested assets	1,075	59	122	1,256
Derivatives	(859)	-	-	(859)
	4,406	(1,731)	(465)	2,210
Total investment income (loss)	$7,071	$11,299	$2,089	$20,459
Investment expenses				(1,348)
Net investment income (loss)				$19,111
Note: For footnotes (1) to (3), refer to the “Investment Income” table for the year ended December 31, 2025 above.

Summary of Other Invested Assets Include Investments in Associates and Joint Ventures Accounted Using Equity Method	Equity Method Accounted Invested Assets
Other invested assets include investments in associates and joint ventures which are accounted for using the equity method of accounting as presented in the following table.

	2025		2024
As at December 31,	Carrying value	% of total	Carrying value	% of total
Leveraged leases	$4,266	33%	$4,300	34%
Infrastructure	5,132	39%	4,848	38%
Timber and agriculture	847	6%	837	7%
Real estate	2,168	17%	2,098	16%
Other	644	5%	673	5%
Total	$13,057	100%	$12,756	100%

Summary of Investment Expenses	Investment Expenses
The following table presents total investment expenses.

For the years ended December 31,	2025	2024
Related to invested assets	$841	$731
Related to segregated, mutual and other funds	501	617
Total investment expenses	$1,342	$1,348

Summary of Investment Properties Rental Income	Investment Properties Rental Income
The following table presents the rental income and direct operating expenses of investment properties.

For the years ended December 31,	2025	2024
Rental income from investment properties	$845	$859
Direct operating expenses of rental investment properties	(474)	(483)
Total	$371	$376

Summary of Securitized Assets and Secured Borrowing Liabilities	Securitized assets and secured borrowing liabilities

As at December 31, 2025	Securitized assets
Securitization program	Securitized mortgages	Restricted cash and short-term securities	Total	Secured borrowing liabilities(1)	Net
HELOC securitization(2)	$3,664	$9	$3,673	$3,500	$173
CMB securitization(3)	3,358	-	3,358	3,366	(8)
Total	$7,022	$9	$7,031	$6,866	$165

As at December 31, 2024	Securitized assets
Securitization program	Securitized mortgages	Restricted cash and short-term securities	Total	Secured borrowing liabilities(1)	Net
HELOC securitization(2)	$3,141	$22	$3,163	$3,000	$163
CMB securitization(3)	3,274	-	3,274	3,217	57
Total	$6,415	$22	$6,437	$6,217	$220
(1)The PCMT II notes payable have floating rates of interest and are secured by the PCMT II assets. Under the terms of the agreements, principal of $nil is expected to be repaid within one year, $2,453 within 1-3 years, $1,047 within 3-5 years and $nil beyond 5 years (2024 – $nil, $1,036, $1,964 and $nil, respectively). There is no specific maturity date for the contractual agreements. Under the terms of the notes, additional collateral must be provided to the series as added credit protection and the Series Purchase Agreements govern the amount of over-collateralization for each of the term notes outstanding.
(2)Manulife Bank securitizes a portion of its HELOC receivables through PCMT II. PCMT II funds the purchase of the co-ownership interests from Manulife Bank by issuing term notes collateralized by an underlying pool of uninsured HELOCs to institutional investors. The restricted cash balance for the HELOC securitization reflects a cash reserve fund established in relation to the transactions. The reserve will be drawn upon only in the event of insufficient cash flows from the underlying HELOCs to satisfy the secured borrowing liabilities.
(3)Manulife Bank also securitizes insured amortizing mortgages under the NHA MBS program sponsored by CMHC. Manulife Bank participates in CMB programs by selling NHA MBS securities to Canada Housing Trust (“CHT”) as well as to market, as a source of fixed-rate funding. CMB securitization included sales to CHT of
$2,984 in securitized assets and $2,989 in securitized borrowing liabilities (2024 – $3,274 and $3,217, respectively); and sales to the market of $374 in securitized assets and $377 in secured borrowing liabilities (2024 – $nil and $nil, respectively).

Summary of Invested Assets and Segregated Funds Net Assets, Measured at Fair Value	The following tables present fair values and the fair value hierarchy of invested assets and segregated funds net assets measured at fair value in the Consolidated Statements of Financial Position.

As at December 31, 2025	Total fair value	Level 1	Level 2	Level 3
Cash and short-term securities
FVOCI	$20,827	$-	$20,827	$-
FVTPL	-	-	-	-
Other	5,777	5,777	-	-
Debt securities
FVOCI
Canadian government and agency	17,708	-	17,708	-
U.S. government and agency	26,595	-	26,595	-
Other government and agency	37,419	-	37,405	14
Corporate	125,184	-	125,090	94
Residential mortgage-backed securities	1	-	1	-
Commercial mortgage-backed securities	781	-	781	-
Other asset-backed securities	1,210	-	1,210	-
FVTPL
Canadian government and agency	966	-	966	-
U.S. government and agency	39	-	39	-
Other government and agency	63	-	63	-
Corporate	2,742	-	2,742	-
Commercial mortgage-backed securities	5	-	5	-
Other asset-backed securities	265	-	255	10
Private placements(1)
FVOCI	50,829	-	40,502	10,327
FVTPL	953	-	799	154
Mortgages
FVOCI	28,589	-	-	28,589
FVTPL	1,351	-	-	1,351
Public equities
FVTPL	40,971	40,900	71	-
Real estate(2)
Investment property	10,051	-	-	10,051
Own use property	2,466	-	-	2,466
Other invested assets(3)	39,405	70	-	39,335
Segregated funds net assets(4)	461,254	423,407	34,949	2,898
Total	$875,451	$470,154	$310,008	$95,289
(1)Fair value of private placements is determined through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Private placements are classified within Level 2 unless the liquidity spread adjustment constitutes a significant price impact, in which case they are classified as Level 3.
(2)For real estate properties, the significant unobservable inputs are capitalization rates ranging from 3.20% to 11.00% during the year ended December 31, 2025
(2024 – ranging from 3.10% to 9.50%), terminal capitalization rates ranging from 3.25% to 10.00% during the year ended December 31, 2025 (2024 – ranging from 3.10% to 10.00%) and discount rates ranging from 3.60% to 13.75% during the year ended December 31, 2025 (2024 – ranging from 3.60% to 13.75%).
Holding other factors constant, a lower capitalization or terminal capitalization rate will tend to increase the fair value of an investment property. Changes in fair value based on variations in unobservable inputs generally cannot be extrapolated because the relationship between the directional changes of each input is not usually linear.
(3)Other invested assets measured at fair value are held in infrastructure and timberland sectors and include fund investments of $32,804 (2024 – $31,435) recorded at net asset value. The significant inputs used in the valuation of the Company’s infrastructure investments are primarily future distributable cash flows, terminal values and discount rates. Holding other factors constant, an increase to future distributable cash flows or terminal values would tend to increase the fair value of an infrastructure investment, while an increase in the discount rate would have the opposite effect. Discount rates during the year ended December 31, 2025 ranged from 7.87% to 20.00% (2024 – ranged from 7.42% to 20.00%). Disclosure of distributable cash flow and terminal value ranges are not meaningful given the disparity in estimates by project. The significant inputs used in the valuation of the Company’s investments in timberland properties are timber prices and discount rates. Holding other factors constant, an increase to timber prices would tend to increase the fair value of a timberland investment, while an increase in the discount rates would have the opposite effect. Discount rates during the year ended December 31, 2025 ranged from 3.25% to 6.25% (2024 – ranged from
3.25% to 6.25%). A range of prices for timber is not meaningful as the market price depends on factors such as property location and proximity to markets and export yards.
(4)Segregated funds net assets are measured at fair value. The Company’s Level 3 segregated funds underlying assets are predominantly investment properties and timberland properties valued as described above.

As at December 31, 2024	Total fair value	Level 1	Level 2	Level 3
Cash and short-term securities
FVOCI	$19,909	$-	$19,909	$-
FVTPL	25	-	25	-
Other	5,855	5,855	-	-
Debt securities
FVOCI
Canadian government and agency	18,671	-	18,671	-
U.S. government and agency	27,628	-	27,628	-
Other government and agency	35,402	-	35,392	10
Corporate	121,674	-	121,630	44
Residential mortgage-backed securities	5	-	5	-
Commercial mortgage-backed securities	270	-	270	-
Other asset-backed securities	1,516	-	1,516	-
FVTPL
Canadian government and agency	1,056	-	1,056	-
U.S. government and agency	58	-	58	-
Other government and agency	68	-	68	-
Corporate	2,761	-	2,761	-
Commercial mortgage-backed securities	2	-	2	-
Other asset-backed securities	15	-	15	-
Private placements(1)
FVOCI	48,802	-	40,038	8,764
FVTPL	866	-	730	136
Mortgages
FVOCI	28,792	-	-	28,792
FVTPL	1,239	-	-	1,239
Public equities
FVTPL	33,725	33,650	75	-
Real estate(2)
Investment property	10,589	-	-	10,589
Own use property	2,500	-	-	2,500
Other invested assets(3)	38,543	77	-	38,466
Segregated funds net assets(4)	435,988	399,043	33,611	3,334
Total	$835,959	$438,625	$303,460	$93,874
Note: For footnotes (1) to (4), refer to the “Fair Value Measurement” table as at December 31, 2025 above.

Summary of Fair Values and the Fair Value Hierarchy	The following tables present fair value of invested assets not measured at fair value by the fair value hierarchy.

As at December 31, 2025	Carrying value	Total fair value	Level 1	Level 2	Level 3
Short-term securities	$99	$99	$-	$-	$99
Mortgages(1)	27,179	27,660	-	-	27,660
Loans to Bank clients(2)	2,735	2,699	-	2,699	-
Real estate - own use property(3)	165	296	-	-	296
Public bonds held at amortized cost	1,136	687	-	687	-
Other invested assets(4)	14,417	15,520	564	-	14,956
Total invested assets disclosed at fair value	$45,731	$46,961	$564	$3,386	$43,011

As at December 31, 2024	Carrying value	Total fair value	Level 1	Level 2	Level 3
Short-term securities	$-	$-	$-	$-	$-
Mortgages(1)	24,416	24,781	-	-	24,781
Loans to Bank clients(2)	2,310	2,285	-	2,285	-
Real estate - own use property(3)	174	298	-	-	298
Public bonds held at amortized cost	1,495	1,007	-	1,007	-
Other invested assets(4)	14,131	15,143	542	-	14,601
Total invested assets disclosed at fair value	$42,526	$43,514	$542	$3,292	$39,680
(1)Fair value of commercial mortgages is determined through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Fair value of fixed-rate residential mortgages is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of prevailing interest rates and prepayment rates, if applicable. Fair value of variable-rate residential mortgages is assumed to be their carrying value.
(2)Fair value of fixed-rate loans to Bank clients is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of current interest rates. Fair value of variable-rate loans is assumed to be their carrying value.
(3)Fair value of own use real estate and the fair value hierarchy are determined in accordance with the methodologies described for real estate – investment property in note 1 (e).
(4)The carrying value of other invested assets includes leveraged leases of $4,266 (2024 – $4,300), other equity method accounted investments and other invested assets of $10,151 (2024 – $9,831). Fair value of leveraged leases is disclosed at its carrying value as fair value is not routinely calculated on these investments.
Fair value of equity method accounted investments and other invested assets is determined using a variety of valuation techniques including discounted cash flows and market comparable approaches. Inputs vary based on the specific investment.

Summary of Invested Assets and Segregated Funds Net Assets Measured at Fair Value Using Significant Non-market Unobservable Inputs (Level 3)	The following tables present the movement in invested assets, net derivatives and segregated funds net assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2025 and 2024.

For the year ended December 31, 2025	Balance, January 1, 2025	Total gains (losses) included in net income(1)	Total gains (losses) included in OCI(2)	Purchases	Sales	Settlements	Transfer in(3)	Transfer out(3)(4)	Currency movement	Balance, December 31, 2025	Change in unrealized gains (losses) on assets still held
Debt securities
FVOCI
Other government & agency	$10	$-	$5	$4	$-	$(4)	$-	$-	$(1)	$14	$-
Corporate	44	-	(1)	-	-	(3)	57	-	(3)	94	-
FVTPL
Other securitized assets	-	-	-	10	-	-	-	-	-	10	-
Private placements
FVOCI	8,764	(74)	(181)	3,405	(370)	(1,046)	382	(277)	(276)	10,327	-
FVTPL	136	-	-	74	-	(43)	74	(89)	2	154	-
Mortgages
FVOCI	28,792	34	858	2,779	(2,187)	(776)	-	-	(911)	28,589	-
FVTPL	1,239	14	-	205	(54)	(51)	-	-	(2)	1,351	-
Investment property	10,589	(91)	-	140	(330)	-	-	-	(257)	10,051	(105)
Own use property	2,500	(25)	-	25	(3)	-	-	-	(31)	2,466	(25)
Other invested assets	38,466	619	16	5,143	(1,539)	(2,138)	-	-	(1,232)	39,335	376
Total invested assets	90,540	477	697	11,785	(4,483)	(4,061)	513	(366)	(2,711)	92,391	246
Derivatives, net	(3,235)	54	(2)	-	-	(105)	-	3,233	59	4	(30)
Segregated funds net assets	3,334	214	(292)	48	(381)	50	-	-	(75)	2,898	26
Total	$90,639	$745	$403	$11,833	$(4,864)	$(4,116)	$513	$2,867	$(2,727)	$95,293	$242
(1)These amounts are included in Net investment income on the Consolidated Statements of Income except for the amount related to segregated funds net assets, where the amount is recorded in Investment income related to segregated funds net assets. Refer to note 1 (h).
(2)These amounts are included in OCI on the Consolidated Statements of Comprehensive Income.
(3)The Company uses fair value of the assets at the beginning of the year for assets transferred into and out of Level 3 except for derivatives, where the Company uses fair value at the end of the year and at the beginning of the year, respectively.
(4)The derivatives transferred from Level 3 to Level 2 amounting to $3,233 in the current period are related to derivative contracts that no longer have unobservable inputs for determining fair values. Forward contracts and other derivatives which continue to have unobservable inputs are still classified as Level 3.

For the year ended December 31, 2024	Balance, January 1, 2024	Total gains (losses) included in net income(1)	Total gains (losses) included in OCI(2)	Purchases	Sales	Settlements	Transfer in(3)	Transfer out(3)	Currency movement	Balance, December 31, 2024	Change in unrealized gains (losses) on assets still held
Debt securities
FVOCI
Other government & agency	$10	$-	$-	$-	$-	$(5)	$4	$-	$1	$10	$-
Corporate	231	-	(33)	-	-	(7)	-	(151)	4	44	-
Other securitized assets	21	-	33	-	-	(22)	-	(33)	1	-	-
Public equities
FVTPL	41	(3)	-	-	(1)	-	-	(36)	(1)	-	(3)
Private placements
FVOCI	7,682	(47)	50	3,039	(1,115)	(1,040)	254	(624)	565	8,764	-
FVTPL	79	1	-	49	-	(13)	29	(14)	5	136	1
Mortgages
FVOCI	28,473	(73)	109	2,243	(2,834)	(763)	-	-	1,637	28,792	-
FVTPL	1,055	32	-	339	(152)	(38)	-	-	3	1,239	-
Investment property	10,458	(504)	-	222	(66)	-	-	-	479	10,589	(514)
Own use property	2,430	(82)	-	19	-	-	-	-	133	2,500	(82)
Other invested assets	33,585	1,502	14	4,308	(2,007)	(1,187)	-	-	2,251	38,466	1,251
Total invested assets	84,065	826	173	10,219	(6,175)	(3,075)	287	(858)	5,078	90,540	653
Derivatives, net	(2,166)	(2,248)	-	-	-	(166)	-	1,509	(164)	(3,235)	(2,065)
Segregated funds net assets	3,492	119	(67)	148	(527)	17	-	-	152	3,334	(76)
Total	$85,391	$(1,303)	$106	$10,367	$(6,702)	$(3,224)	$287	$651	$5,066	$90,639	$(1,488)
(1)These amounts are included in Net investment income on the Consolidated Statements of Income except for the amount related to segregated funds net assets, where the amount is recorded in Investment income related to segregated funds net assets. Refer to note 1 (h).
(2)These amounts are included in OCI on the Consolidated Statements of Comprehensive Income.
(3)The Company uses fair value of the assets at the beginning of the year for assets transferred into and out of Level 3 except for derivatives, where the Company uses fair value at the end of the year and at the beginning of the year, respectively.

Summary of Remaining Term to Maturity for Invested Assets	The following tables present remaining term to maturity for invested assets.

	Remaining term to maturity(1)
As at December 31, 2025	Less than 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	With no specific maturity	Total
Cash and short-term securities	$26,703	$-	$-	$-	$-	$-	$26,703
Debt securities
Canadian government and agency	1,349	1,082	779	3,888	11,576	-	18,674
U.S. government and agency	160	798	1,619	2,625	22,064	-	27,266
Other government and agency	349	1,054	804	3,155	32,120	-	37,482
Corporate	8,522	15,619	16,387	36,055	51,847	-	128,430
Mortgage / asset-backed securities	121	212	215	388	1,326	-	2,262
Public equities	-	-	-	-	-	40,971	40,971
Mortgages	6,572	12,099	9,922	6,825	10,288	11,413	57,119
Private placements	2,030	6,001	5,197	10,796	27,718	40	51,782
Loans to Bank clients	46	9	4	-	-	2,676	2,735
Real estate
Own use property	-	-	-	-	-	2,631	2,631
Investment property	-	-	-	-	-	10,051	10,051
Other invested assets
Alternative long-duration assets	-	18	104	287	504	48,116	49,029
Various other	20	-	-	3,725	521	527	4,793
Total invested assets	$45,872	$36,892	$35,031	$67,744	$157,964	$116,425	$459,928

	Remaining term to maturity(1)
As at December 31, 2024	Less than 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	With no specific maturity	Total
Cash and short-term securities	$25,789	$-	$-	$-	$-	$-	$25,789
Debt securities
Canadian government and agency	543	2,282	678	3,339	12,885	-	19,727
U.S. government and agency	644	640	1,473	4,699	21,198	-	28,654
Other government and agency	372	1,208	1,056	3,566	29,268	-	35,470
Corporate	7,810	15,763	15,817	33,818	51,754	-	124,962
Mortgage / asset-backed securities	60	260	213	450	825	-	1,808
Public equities	-	-	-	-	-	33,725	33,725
Mortgages	4,741	11,944	10,478	7,617	9,876	9,791	54,447
Private placements	1,534	5,093	4,986	10,463	27,500	92	49,668
Loans to Bank clients	47	13	3	-	-	2,247	2,310
Real estate
Own use property	-	-	-	-	-	2,674	2,674
Investment property	-	-	-	-	-	10,589	10,589
Other invested assets
Alternative long-duration assets	67	-	85	276	524	46,911	47,863
Various other	-	20	-	3,623	657	511	4,811
Total invested assets	$41,607	$37,223	$34,789	$67,851	$154,487	$106,540	$442,497
(1)Represents contractual maturities. Actual maturities may differ due to prepayment privileges in the applicable contract.